SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Practical Expedient (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ConnectM Before Business Combination
Commission and financing fee expenses	$ 264,270	$ 0